DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.9%
Australia — 2.7%
Coles Group Ltd.
739,748 12,744,578
Insurance Australia Group Ltd.
1,229,235 6,915,312
Medibank Pvt Ltd.
1,504,386 5,218,093
QBE Insurance Group Ltd.
822,133 13,115,185
Santos Ltd.
1,782,250 10,396,813
Suncorp Group Ltd.
583,729 7,889,694
Telstra Group Ltd.
2,149,073 7,192,423
(Cost $53,544,768)
63,472,098
Austria — 0.4%
OMV AG
80,637 6,416,258
Verbund AG
37,710 2,597,575
(Cost $6,946,100)
9,013,833
Belgium — 0.3%
Ageas SA/NV
(Cost $3,914,750)
79,720 6,991,512
China — 0.2%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,446,524)
1,425,533 5,424,411
Denmark — 3.6%
Novo Nordisk A/S, Class B
1,773,139 80,565,916
Tryg A/S
166,244 3,980,887
(Cost $84,806,471)
84,546,803
Finland — 1.1%
Elisa OYJ
78,800 3,218,340
Kesko OYJ, Class B
149,389 3,894,022
Kone OYJ, Class B
174,460 10,696,018
UPM- Kymmene OYJ
290,700 8,124,517
(Cost $23,915,744)
25,932,897
France — 12.8%
Amundi SA, 144A
34,250 3,755,687
AXA SA
863,274 43,219,806
Bouygues SA
123,356 6,336,302
Cie Generale des Etablissements
Michelin SCA
341,095 13,867,567
Danone SA
348,054 25,988,390
Pernod Ricard SA (a)
107,703 8,069,459
Publicis Groupe SA
126,009 14,776,268
Sanofi SA
601,673 53,682,801
Sodexo SA
42,657 2,868,968
TotalEnergies SE
1,068,236 93,722,437
Vinci SA
258,688 34,000,689
(Cost $244,347,088)
300,288,374
Germany — 9.4%
Allianz SE
209,546 109,728,681
Bayerische Motoren Werke AG
177,983 12,814,066
Brenntag SE
63,712 4,650,657
Continental AG
59,075 4,894,090
Number
of Shares Value $
Deutsche Lufthansa AG
327,425 2,989,450
Deutsche Post AG
506,701 33,043,120
Hannover Rueck SE
33,203 9,958,420
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen
69,911 42,131,057
(Cost $153,811,295)
220,209,541
Hong Kong — 1.7%
CK Infrastructure Holdings Ltd.
334,086 2,780,747
CLP Holdings Ltd.
904,962 9,085,060
Henderson Land Development
Co. Ltd.
732,205 2,508,773
HKT Trust & HKT Ltd. (b)
1,838,169 2,863,016
Hong Kong & China Gas Co. Ltd.
6,172,293 5,676,812
Power Assets Holdings Ltd.
763,363 5,862,061
Sino Land Co. Ltd.
2,132,199 2,812,361
SITC International Holdings Co.
Ltd.
745,945 4,542,678
WH Group Ltd., 144A
4,240,484 4,010,969
(Cost $29,542,670)
40,142,477
Ireland — 0.6%
AIB Group PLC
(Cost $9,530,718)
1,151,627 14,668,218
Israel — 2.3%
Bank Hapoalim BM
719,340 18,536,908
Bank Leumi Le-Israel BM
810,310 20,627,056
Israel Discount Bank Ltd., Class
A
674,636 7,696,623
Mizrahi Tefahot Bank Ltd.
86,050 6,656,657
(Cost $27,384,754)
53,517,244
Italy — 2.4%
Banca Mediolanum SpA
113,675 3,175,681
FinecoBank Banca Fineco SpA
337,749 9,306,056
Generali
402,026 20,813,909
Snam SpA
1,114,308 7,502,232
Terna - Rete Elettrica Nazionale
769,348 8,707,971
Unipol Assicurazioni SpA
197,570 6,476,418
(Cost $31,277,939)
55,982,267
Japan — 8.0%
AGC, Inc.
104,941 3,769,977
Astellas Pharma, Inc.
941,300 13,978,477
Canon, Inc.
441,200 12,915,934
Daiichi Life Group, Inc.
1,896,100 21,828,986
Daito Trust Construction Co. Ltd.
156,065 3,254,306
Daiwa House Industry Co. Ltd.
309,585 9,072,656
Denso Corp.
883,400 10,704,023
Eisai Co. Ltd.
144,753 4,296,498
Honda Motor Co. Ltd.
1,998,134 21,395,843
Isuzu Motors Ltd. (a)
285,103 4,082,974
Japan Tobacco, Inc.
602,200 26,151,458
Komatsu Ltd.
473,917 22,073,294

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Sekisui House Ltd. (a)
322,540 6,959,973
SoftBank Corp.
15,883,850 23,582,835
Subaru Corp.
286,788 4,791,323
(Cost $157,054,644)
188,858,557
Luxembourg — 0.1%
CVC Capital Partners PLC, 144A
(a)
(Cost $1,941,609)
120,911 2,032,316
Netherlands — 2.0%
ASR Nederland NV
86,081 7,251,402
Koninklijke Ahold Delhaize NV
483,630 17,218,709
Koninklijke KPN NV
2,103,050 10,094,081
NN Group NV
145,204 13,122,454
(Cost $32,559,485)
47,686,646
New Zealand — 0.1%
Contact Energy Ltd.
(Cost $2,807,912)
515,294 2,667,194
Norway — 1.2%
Aker BP ASA
174,354 6,666,762
Equinor ASA
362,032 15,465,430
Gjensidige Forsikring ASA
110,000 3,334,260
Orkla ASA
392,393 4,005,937
(Cost $20,107,552)
29,472,389
Singapore — 6.4%
DBS Group Holdings Ltd.
1,135,331 69,086,536
Oversea-Chinese Banking Corp.
Ltd.
1,802,714 44,672,782
Singapore Telecommunications
Ltd. (a)
4,049,700 14,454,686
United Overseas Bank Ltd.
664,145 21,700,434
(Cost $76,290,663)
149,914,438
Spain — 4.7%
Iberdrola SA
3,416,140 79,681,270
Mapfre SA
510,431 2,650,339
Naturgy Energy Group SA
226,934 7,765,853
Repsol SA
608,793 19,270,502
(Cost $72,287,193)
109,367,964
Sweden — 1.7%
H & M Hennes & Mauritz AB,
Class B
232,285 4,257,432
Skanska AB, Class B
182,152 5,174,546
Volvo AB, Class B
854,848 30,863,642
(Cost $25,296,757)
40,295,620
Switzerland — 19.6%
Nestle SA
1,108,831 108,172,609
Number
of Shares Value $
Novartis AG
744,370 113,560,302
Partners Group Holding AG
11,730 10,638,955
Roche Holding AG
268,892 117,414,565
SGS SA
93,196 10,699,748
Swiss Re AG
164,469 28,610,827
Swisscom AG
14,251 11,050,500
Zurich Insurance Group AG
81,214 59,567,320
(Cost $338,424,751)
459,714,826
United Kingdom — 17.6%
3i Group PLC
532,309 20,409,816
British American Tobacco PLC
1,098,480 61,494,024
Diageo PLC
1,217,150 28,202,138
Imperial Brands PLC
405,325 13,886,874
Kingfisher PLC
931,586 3,984,907
National Grid PLC
2,723,835 43,207,838
Reckitt Benckiser Group PLC
351,350 24,446,826
Schroders PLC
443,264 3,509,710
Shell PLC
2,533,567 114,883,978
Tesco PLC
3,492,250 21,652,218
Unilever PLC
1,196,281 77,462,837
(Cost $309,225,896)
413,141,166
TOTAL COMMON STOCKS
(Cost $1,707,465,283)
2,323,340,791
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Dr Ing hc F Porsche AG (a)
(Cost $3,027,703)
60,087 3,169,487
SECURITIES LENDING
COLLATERAL — 0.6%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(c)(d)
(Cost $13,423,300)
13,423,300 13,423,300
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.65% (c)
(Cost $3,092,349)
3,092,349 3,092,349
TOTAL INVESTMENTS — 99.7%
(Cost $1,727,008,635)
2,343,025,927
Other assets and liabilities,
net — 0.3%
6,576,139
NET ASSETS — 100.0%
2,349,602,066
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At August 31, 2026 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c)(d)
52,321,522 — (38,898,222) (e) — — 99,028 — 13,423,300 13,423,300
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.65% (c)
— 53,790,618 (50,698,269) — — 53,706 — 3,092,349 3,092,349
52,321,522 53,790,618 (89,596,491) — — 152,734 — 16,515,649 16,515,649
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $13,904,867, which is 0.6% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,039,136.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
669,277,997 28 .8
Consumer Staples
437,401,047 18 .8
Health Care
383,498,560 16 .5
Energy
266,822,179 11 .5
Utilities
175,534,613 7 .5
Industrials
174,264,532 7 .5
Consumer Discretionary
93,790,654 4 .0
Communication Services
87,232,150 3 .7
Real Estate
17,648,096 0 .8
Information Technology
12,915,933 0 .6
Materials
8,124,517 0 .3
Total
2,326,510,278 100 .0

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HDEF-PH1
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 18 1,800,701 1,745,363 9/18/2026 (55,338)
DAX Index
EUR 1 733,290 764,508 9/18/2026 31,218
EURO STOXX 50 Index
EUR 35 2,556,662 2,617,028 9/18/2026 60,366
FTSE 100 Index
GBP 18 2,605,339 2,644,462 9/18/2026 39,123
FTSE MIB Index
EUR 1 305,236 306,030 9/18/2026 794
IBEX 35 Index
EUR 4 933,394 930,326 9/18/2026 (3,068)
MSCI EAFE Index
USD 55 8,769,653 8,879,200 9/18/2026 109,547
MSCI Singapore Index
SGD 45 1,892,183 1,926,196 9/29/2026 34,013
SMI Index
CHF 82 3,165,625 3,150,294 9/18/2026 (15,331)
Total net unrealized appreciation
201,324
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,323,340,791 $ — $ — $ 2,323,340,791
Preferred Stocks
3,169,487 — — 3,169,487
Short-Term Investments (a)
16,515,649 — — 16,515,649
Derivatives (b)
Futures Contracts
275,061 — — 275,061
TOTAL
$ 2,343,300,988 $ — $ — $ 2,343,300,988
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (73,737) $ — $ — $ (73,737)
TOTAL
$ (73,737) $ — $ — $ (73,737)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.